Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts receivable, net

Note 6—Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Accounts receivable	37,699,656	175,349,044	26,873,829
Less: allowance for doubtful accounts	(1,577,486)	(2,734,421)	(419,075)
Accounts receivable, net	36,122,170	172,614,623	26,454,754

The following table summarizes the changes in allowance for doubtful accounts:

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Beginning balance	2,591	1,577,486	241,764
Addition	1,575,690	1,156,935	177,311
Write-off	(795)	-	-
Ending balance	1,577,486	2,734,421	419,075